Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 18, 2015	Jun. 27, 2014
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	CTS
Entity Registrant Name	CTS CORP
Entity Central Index Key	0000026058
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		33,443,286
Entity Public Float			$ 620,000,000